CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	September 2013 Common Stock Offering [Member]	Long-term Debt Financing [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] September 2013 Common Stock Offering [Member]	Additional Paid-in Capital [Member] Long-term Debt Financing [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]	Treasury Stock [Member]
Beginning balance, shares at Dec. 31, 2011				47,811,453
Beginning balance at Dec. 31, 2011	$ 10,112			$ 5	$ 81,184			$ 0	$ (67,228)	$ (3,849)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock, shares				25,486,960
Issuance of common stock	36,378			$ 2	36,376
Common stock warrants issued in connection with common stock offering	(7,286)				(7,286)
Issuance of common stock in exchange for services, shares				288,285
Issuance of common stock in exchange for services	364				364
Issuance of common stock upon exercise of warrants, shares				8,433,003
Issuance of common stock upon exercise of warrants	16,551			$ 1	16,550
Repurchase Of Common Stock Warrant	(266)				(266)
Issuance of common stock in connection with employee stock purchase plan, shares				234,350
Issuance of common stock in connection with employee stock purchase plan	93				93
Issuance of common stock in settlement of contingent purchase price consideration, shares				1,315,849
Common stock issued in settlement of contingent purchase price consideration	1,579				1,579
Stock based compensation for services	600				600
Stock based compensation for directors and employees	794				794
Net liabilities distributed in connection with the RXi spin-off	2,246				2,159
Net Liabilities Distributed To Common Stock Holders In Rxi Spin Off, Net of cash transfered in	2,159
Unrealized gain on marketable securities, net of tax	1,626							1,626
Exercise of stock options, shares				25,937
Exercise of stock options	21				21
Net loss	(34,969)								(34,969)
Ending balance, shares at Dec. 31, 2012				83,595,837
Ending balance at Dec. 31, 2012	27,756			$ 8	132,168			1,626	(102,197)	(3,849)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock, shares				20,125,000
Issuance of common stock	37,539			$ 2	37,537
Common stock warrants issued in connection with common stock offering		$ (8,238)	$ 351			$ (8,238)	$ 351
Issuance of common stock upon exercise of warrants, shares				5,320,669
Issuance of common stock upon exercise of warrants	22,064				22,064
Issuance of common stock in connection with employee stock purchase plan, shares				52,532
Issuance of common stock in connection with employee stock purchase plan	163				163
Issuance of common stock in settlement of contingent purchase price consideration, shares				492,988
Common stock issued in settlement of contingent purchase price consideration	1,247				1,247
Issuance of common stock in exchange for services, shares				99,998
Issuance of common stock in exchange for services	211				211
Stock based compensation for directors and employees	1,886				1,886
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition	644				644
Net liabilities distributed in connection with the RXi spin-off	0
Reclassification of unrealized gain upon the sale of marketable securities, net of tax of $1,052	(1,626)							(1,626)
Exercise of stock options, shares				413,677
Exercise of stock options	567				567
Net loss	(76,678)								(76,678)
Ending balance, shares at Dec. 31, 2013				110,100,701
Ending balance at Dec. 31, 2013	$ 5,886			$ 10	188,600			0	(178,875)	(3,849)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock, shares	1,400,000.0			6,633,008
Issuance of common stock	$ 10,705			$ 1	10,704
Common stock warrants issued in connection with common stock offering		$ 9,340	$ 5,253			$ 9,340	$ 5,253
Issuance of common stock upon exercise of warrants, shares				5,467,027
Issuance of common stock upon exercise of warrants	$ 37,742			$ 1	37,741
Issuance of common stock in connection with employee stock purchase plan, shares	358,141			3,449,760
Issuance of common stock in connection with employee stock purchase plan	$ 4,342				4,342
Issuance of common stock in settlement of contingent purchase price consideration, shares				114,630
Common stock issued in settlement of contingent purchase price consideration	263				263
Issuance of common stock in exchange for services, shares				0
Issuance of common stock in exchange for services	134				134
Stock based compensation for directors and employees	(36,606)				0
Net liabilities distributed in connection with the RXi spin-off	$ 0
Shares Issued for Milestone Payment						4,381,215
Exercise of stock options, shares	3,608,000
Net loss	$ (36,606)								(36,606)
Ending balance, shares at Dec. 31, 2014				130,146,341
Ending balance at Dec. 31, 2014	$ 37,059			$ 12	$ 256,377			$ 0	$ (215,481)	$ (3,849)